Revenue - Contract costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 01, 2019
Contract with Customer, Asset and Liability [Abstract]
Contract with Customer, Liability	$ 26,400	$ 20,800	$ 26,400	$ 20,800	$ 24,900	$ 26,400
Contract with Customer, Liability	30,185		30,185		$ 28,759
Contract with Customer, Liability, Revenue Recognized	$ 22,000	$ 20,300	$ 24,900	$ 26,400